Reconciliation of the Financial Statements to the Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 964,481,634	$ 856,580,528
Deemed distributions	(143,785)	(151,505)
Defaulted loans	(114,721)	(41,608)
Net assets available for benefits per the Form 5500	$ 964,223,128	$ 856,387,415